ING Life Insurance and Annuity Company
and its
Variable Annuity Account C
ING express VARIABLE ANNUITY

Supplement dated July 22, 2011 to the Contract Prospectus dated April 29, 2011

The following information amends certain information contained in your variable annuity Contract Prospectus.
Please read it carefully and keep it with your current Contract Prospectus for future reference.

Important Information Regarding the ING Clarion Global Real Estate and
ING Clarion Real Estate Portfolios

On July 1, 2011, ING Clarion Global Real Estate Securities LLC, subadviser to the ING Clarion Global Real Estate and ING Clarion Real Estate Portfolios, was renamed CBRE Clarion Securities LLC.

Accordingly, all references in your Contract Prospectus to ING Clarion Global Real Estate Securities LLC are
replaced with CBRE Clarion Securities LLC.

X.129091-11	July 2011